Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Summary of Recognized Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 43	$ 306	$ 64
Spain [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		135
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	18	76	6
United Kingdom [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	5	39
Puerto Rico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		20	52
Croatia [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		13
Panama [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		12
Colombia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	10	2	3
Other countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	5	$ 9	$ 3
Czech Republic [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 5